Income Tax And Social Contribution - Summary of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred tax assets		R$ 9,241	R$ 4,970
Beginning balance		4,970	4,568
to profit and loss		4,271	402
Ending balance		9,241	4,970
Deferred tax liabilities
Deferred tax liabilities		(8,340)	(5,016)
Estimated revenue		(878)	(1,094)
Beginning balance		(5,016)	(12,620)
to profit and loss		(3,324)	7,604
Ending balance		(8,340)	(5,016)
Tax Losses [Member]
Deferred tax assets
Deferred tax assets		4,912	2,494
Beginning balance		2,494	2,769
to profit and loss		2,418	(275)
Ending balance		4,912	2,494
Leases [Member]
Deferred tax assets
Deferred tax assets		1,805	2,476
Beginning balance		2,476	1,799
to profit and loss		(671)	677
Ending balance		1,805	2,476
Deferred tax liabilities
Deferred tax liabilities		(49)	0
Beginning balance		0	(224)
to profit and loss		(49)	224
Ending balance		(49)	0
RSU [Member]
Deferred tax assets
Deferred tax assets		1,628	0
Beginning balance		0	0
to profit and loss		1,628	0
Ending balance		1,628	0
Other [Member]
Deferred tax assets
Deferred tax assets	[1]	896	0
Beginning balance	[1]	0	0
to profit and loss	[1]	896	0
Ending balance	[1]	896	0
Financial Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(973)	(1,815)
Beginning balance		(1,815)	(7,842)
to profit and loss		842	6,027
Ending balance		(973)	(1,815)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(1,690)	(2,107)
Beginning balance		(2,107)
Ending balance		(1,690)	(2,107)
Estimated Revenue [Member]
Deferred tax liabilities
Deferred tax liabilities		(2,568)	(3,201)
Beginning balance		(3,201)	(4,554)
to profit and loss		633	1,353
Ending balance		(2,568)	(3,201)
Contingent consideration [member]
Deferred tax liabilities
Deferred tax liabilities		(4,750)	0
Beginning balance		0	0
to profit and loss		(4,750)	0
Ending balance		(4,750)	0
Income Tax [Member]
Deferred tax liabilities
Deferred tax liabilities		(7,462)	(3,922)
Beginning balance		(3,922)
Ending balance		(7,462)	(3,922)
Taxes And Contribution [Member]
Deferred tax liabilities
Deferred tax liabilities		(878)	(1,094)
Beginning balance		(1,094)
Ending balance		(878)	(1,094)
Interest expense on obligation [Member]
Deferred tax assets
Deferred tax assets		550	0
Beginning balance		0
Ending balance		550	0
Amortization [Member]
Deferred tax assets
Deferred tax assets		346	0
Beginning balance		0
Ending balance		R$ 346	R$ 0

[1]	Comprises deferred taxes related to interest expense on obligation for ownership acquisition and amortization on management Contracts